Share Based Compensation (Details) - Share-Based Payment Arrangement [Member] - USD ($)		12 Months Ended
	Sep. 10, 2024	Dec. 31, 2024	Aug. 30, 2024
Share Based Compensation [Line Items]
Total value of shares (in Dollars)	$ 5,625,000
Closing stock price (in Dollars per share)	$ 0.9
Ordinary shares available for future grants		10,500,000
Share-based compensation expense (in Dollars)		$ 5,085,000
Unrecognized share-based compensation expense (in Dollars)		$ 540,000
Consultants [Member]
Share Based Compensation [Line Items]
Granted ordinary shares	11,400,000
Key Employees [Member]
Share Based Compensation [Line Items]
Granted ordinary shares	26,100,000
Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Maximum number of ordinary shares			48,000,000